Aspen Portfolio Strategy Fund
ASPEN PORTFOLIO STRATEGY FUND (THE “FUND”)
Investment Objective
The Fund seeks long term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING AND REDEEMING SHARES” at page 21 of the Prospectus and “PURCHASE & REDEMPTION OF SHARES” at page 55 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aspen Portfolio Strategy Fund	Class A Shares	Class I Shares
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	none
Redemption fee (as a percentage of exchange price or amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aspen Portfolio Strategy Fund		Class A Shares	Class I Shares
Management Fees	[1]	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Fund Expenses		0.47%	0.54%
Shareholder Service Plan		0.15%	none
Expenses of the subsidiary		0.14%	0.14%
Other Expenses		0.76%	0.68%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		2.03%	1.70%
Fee Waiver and Expense Reimbursement	[2]	(0.06%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.97%	1.57%
[1]	The Fund intends to invest a portion of its assets in a wholly owned Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary has entered into a separate advisory agreement with Aspen Partners, Ltd., the Subsidiary's investment adviser and the Fund's investment adviser (the "Adviser"), for the management of the Subsidiary's portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund. This waiver may not be terminated or modified without the consent of the Board of the Fund.
[2]	The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the average daily net assets of the Fund. This agreement (the "Expense Agreement") is in effect through August 31, 2019. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date the fees were deferred. The Expense Agreement may not be terminated or modified by the Adviser prior to August 31, 2019 except with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2019. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aspen Portfolio Strategy Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	839	1,146	1,577	2,771
Class I Shares	160	523	910	1,995

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or enters and exits derivative transactions (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes for a shareholder of the Fund when Fund shares are held in a taxable account. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of the Fund’s portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by allocating its assets between two principal strategies, a “Futures” Strategy and an “Equity” Strategy. Under normal market conditions, Aspen Partners, Ltd. (the “Adviser”) will seek to allocate the Fund’s assets between the two strategies, with the goal of providing approximately equal exposure to both the Futures Strategy and the Equity Strategy. The Adviser reserves the discretion to adjust this allocation (up to certain limits, as described below) under unusual market conditions and/or delegate the management of the Equity Strategy to a sub-adviser, if the Adviser believes it to be in the best interests of the Fund.

Futures Strategy

The Adviser expects that, under normal market conditions, typically between 40% - 60% of the Fund’s exposure will be to a managed futures strategy as described below. The Adviser will trade a diverse basket of exchange traded futures contracts. The Fund’s investments will be held either directly or indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Adviser expects that such investments will generally be allocated across the equity, fixed income, currency and commodities sectors, and will also extend to global markets.

Through its investment in futures contracts, the Adviser seeks to capture medium to long term trends in the global financial markets. To pursue the Fund’s futures strategy, the Fund anticipates that it will generally invest up to 25% of its total assets in the Subsidiary. Assets in the Fund’s Subsidiary will be invested in commodity-related derivatives, expected to consist primarily of commodity futures and swaps on commodity futures. The Subsidiary may, however, also invest in financial futures, fixed income securities, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in futures contracts involve leverage, which means a small percentage of assets invested in futures contracts can have a disproportionately larger impact on the portfolio.

The Adviser also intends that the Fund will gain exposure to short equities, financial, currency and commodities futures positions and other similar transactions through derivative instruments. The Fund may employ leveraging techniques to attempt to achieve its investment objective.

Equity Strategy

The Adviser expects that, under normal market conditions, typically between 40% - 60% of the Fund’s exposure will be to an equity-focused strategy as described below. Under normal circumstances, the Fund’s equity strategy will seek to identify a diversified portfolio of equity securities of U.S. companies, as well as futures, options, mutual funds, Exchange Traded Notes (“ETNs”), or Exchange Traded Funds (“ETFs”) that provide diversified exposure to the U.S. equity markets. This will primarily be long exposure to the US equity markets. The equity securities to which the Fund will have exposure are not expected to be limited to any particular industry or any particular market capitalization range.

On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality fixed-income securities, money market instruments, money market funds, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Adviser may, from time to time, deploy a risk management overlay (which is not expected to exceed 20% of the Fund’s assets under normal conditions). The risk management overlay involves the use of a proprietary, broad market risk analysis system pursuant to which the Adviser may adjust the allocation between its two primary investment strategies (such that the respective allocations are no longer approximately equal) or invest a portion of the Fund’s portfolio in fixed income securities, futures, options, ETFs, and/or cash and cash equivalents in addition to the two primary investment strategies.

Principal Risks of the Fund

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

The following describes the risks the Fund may bear through direct investments in securities and derivatives, as well as indirectly through investments in structured notes and the Subsidiary.

Security Credit Risk. The companies issuing structured notes or collateral securities in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Derivatives Risk. The Fund may use derivatives (including futures contracts) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, the Fund’s use of futures contracts and options could expose the Fund to the particular risks described below.

•

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. The Fund’s use of futures contracts exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the Fund has deposited or will have to deposit with a broker to maintain its futures position. Leverage can lead to large losses as well as gains.

•

Options Risk. The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Adviser to predict pertinent market movements, which cannot be assured.

Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The Fund’s performance is linked to the performance of highly volatile commodities; investors should therefore consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the net asset value of the Fund’s shares.

Equity Securities Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities generally have greater price volatility than fixed income securities.

Fixed-Income Securities Risk. The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase.

Non-U.S. Investments Risk. Non-U.S. securities and derivatives are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems, and political and economic instability. Foreign companies not publicly traded in the United States (U.S.) are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. Foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

Foreign Currency Risk. The value of foreign currencies may be affected by a variety of global economic factors, including inflation, interest rate levels, trade balances among countries and the actions of sovereign governments. In addition to changes in the value of the Fund’s securities and derivatives holdings denominated in foreign currency, the value of foreign currency holdings or balances and foreign currency linked derivatives may fluctuate because of changes in the value of the U.S. Dollar relative to such currencies.

Foreign Counterparty Credit Risk. When the Fund invests in foreign currency contracts, or other over-the-counter instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The Fund’s use of futures contracts exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract.

Market Risk. Although the Fund generally maintains both long and short positions in a number of markets, overall securities and derivatives market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities and derivatives markets. When the value of the Fund’s long investments goes down, or the value of its short investments goes up, your investment in the Fund decreases in value and you could lose money.

Investments in Other Investment Companies. When the Fund invests in other investment companies (which may include mutual funds and ETFs), shareholders of the Fund bear both a proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies in which the Fund invests. Furthermore, the Fund is exposed to the risks to which the other investment companies may be subject, including the risks of owning the underlying securities and other assets held by the ETF or other investment company.

Short Positions Risk. A short position will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short position is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short positions may be subject to greater risks than investments in long positions.

Structured Note Risk. The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer’s credit quality rating, and economic, legal, political or geographic events that affect the referenced commodity. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the underlying reference asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. In addition, the Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Non-Diversification Risk. Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Tax Risk. The Fund is limited in its ability to derive income that will allow the Company to qualify for the special tax treatment accorded to regulated investment companies (“qualifying income”) from direct investment in commodity-linked derivatives. The Fund intends to treat its income from commodity-linked derivatives derived through the Subsidiary as qualifying income for purposes of Subchapter M of the Code of 1986, as amended (the “Code”). The tax treatment of income from the Subsidiary is not certain and may be adversely affected by changes in legislation, regulations or other legally binding authority. If the income of the Fund from the Subsidiary were treated as non-qualifying income for a regulated investment company (“RIC”), the Fund might not qualify as a RIC. The Fund must remain a RIC to avoid federal income tax at the Fund level.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available by calling 855.845.9444.

Annual Total Returns (years ended 12/31) Class A Shares

Best Quarter–December 31, 2017	6.82%
Worst Quarter–March 31, 2017	-1.65%
The Fund’s Class A share year-to-date return as of June 30, 2018 was (3.27)%.
Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - Aspen Portfolio Strategy Fund	1 Year	Since Inception	Inception Date
Class A Shares	3.98%	3.60%	Dec. 28, 2016
Class A Shares | After Taxes on Distributions	3.36%	2.98%	Dec. 28, 2016
Class A Shares | After Taxes on Distributions and Sales	2.41%	2.55%	Dec. 28, 2016
Class I Shares	10.48%	10.04%	Dec. 28, 2016
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	21.83%	21.05%	Dec. 28, 2016

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Class A shares of the Fund. After-tax returns for Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.